UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR/A

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   March 31, 2008


Check here if Amendment [];
         This Amendment (Check only one.):
                        [x]  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     August 14, 2008
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:    68
                                        -------------

Form 13F Information Table Value Total:  247160
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE


ABBOTT LABORATO	Common	002824100	314	5691	SOLE	N/A	5691
AFLAC INC	Common	001055102	5350	82374	SOLE	N/A	82374
ALBERMARLE CORP	Common	012653101	6660	182355	SOLE	N/A	182355
AMERICAN INT G	Common	026874107	1012	23395	SOLE	N/A	23395
AMGEN INC	Common	031162100	289	6916	SOLE	N/A	6916
APACHE CORP	Common	037411402	254	2100	SOLE	N/A	2100
APTARGROUP INC	Common	038336103	3482	89445	SOLE	N/A	89445
ARCHER DANIELS 	Common	039483102	6260	152087	SOLE	N/A	152087
AT&T		Common	0206R201	276	7217	SOLE	N/A	7217
ADP		Common	053015103	6241	147230	SOLE	N/A	147230
BANK OF AMERICA	Common	060505104	6580	173579	SOLE	N/A	173579
BIOGEN IDEC INC	Common	09062X103	285	4625	SOLE	N/A	4625
CARDINAL HEALTH	Common	14149Y108	3491	66485	SOLE	N/A	66485
CATERPILLAR INC	Common	149123101	6593	84212	SOLE	N/A	84212
COCA-COLA 	Common	191216100	214	3513	SOLE	N/A	3513
CROSSTEX ENERGY	Common	22765Y104	321	9450	SOLE	N/A	9450
DNP SELECT INCO	Common	23325P104	217	19924	SOLE	N/A	19924
DUFF & PHELPS	Common	26432K108	114	10300	SOLE	N/A	10300
EATON VANCE COR	Common	278265103	5859	192045	SOLE	N/A	192045
ECOLAB		Common	278865100	2094	48210	SOLE	N/A	48210
EMERSON ELECTR	Common	2910111104	1063	20662	SOLE	N/A	20662
ENBRIDGE ENERGY Common	29250R106	10519	221224	SOLE	N/A	221224
ENERGY TRANSFER Common	29273R109	8168	178850	SOLE	N/A	178850
ENTERPRISE PROD	Common	293792107	12660	426263	SOLE	N/A	426263
EQUITABLE RESO 	Common	294549100	257	4370	SOLE	N/A	4370
EXXON MOBIL CO	Common	30231G102	1332	15754	SOLE	N/A	15754
FLUOR CORP	Common	343858205	214	1513	SOLE	N/A	1513
GENERAL ELEC CO	Common	369604103	10745	290322	SOLE	N/A	290322
GENZYME CORP	Common	372917104	209	2800	SOLE	N/A	2800
ILLINOIS TOOL W	Common	452308109	3567	73960	SOLE	N/A	73960
IBM		Common	459200101	6463	56133	SOLE	N/A	56133
JOHN HANCOCK T/	Common	41013V100	166	10867	SOLE	N/A	10867
JOHNSON & JOHNS	Common	478160104	5578	85989	SOLE	N/A	85989
JP MORGAN CHASE	Common	46625H100	438	10198	SOLE	N/A	10198
KINDER MORG ENE	Common	494550106	1765	32270	SOLE	N/A	32270
LEGGETT & PLATT	Common	524660107	2272	148960	SOLE	N/A	148960
LINEAR TECHNOLO	Common	535678106	2590	84390	SOLE	N/A	84390
LINN ENERGY LLC	Common	53602010	2865	150800	SOLE	N/A	150800
MAGELLAN MIDSTR	Common	559080106	11362	280540	SOLE	N/A	280540
MCDONALDS CORP	Common	580135101	7792	139710	SOLE	N/A	139710
MEDTRONIC INC	Common	585055106	3421	70733	SOLE	N/A	70733
MICROSOFT CORP	Common	594918104	327	11518	SOLE	N/A	11518
NATURAL RESOUR	Common	63900P103	11950	421510	SOLE	N/A	421510
NUCOR CORP.	Common	670346105	1706	25185	SOLE	N/A	25185
NUSTAR ENERGY 	Common	67058H102	4050	83613	SOLE	N/A	83613
NUVEEN PENN INV	Common	670972108	164	12800	SOLE	N/A	12800
ONEOK PARTNERS	Common	682680103	976	16970	SOLE	N/A	16970
PAYCHEX INC	Common	704326107	4078	119044	SOLE	N/A	119044
PENN VA RESOURC	Common	707884102	450	18050	SOLE	N/A	18050
PEPSICO INC	Common	713448108	5525	72369	SOLE	N/A	72369
PFIZER INC	Common	717081103	3020	144292	SOLE	N/A	144292
PIMCO CORPORATE	Common	72200U100	624	43700	SOLE	N/A	43700
PIMCO MUNI INC	Common	72200N106	389	28100	SOLE	N/A	28100
PLAINS ALL AME	Common	726503105	7078	148892	SOLE	N/A	148892
PRAXAIR INC	Common	74005P104	6751	80155	SOLE	N/A	80155
PROCTER & GAMBL	Common	742718109	6070	86634	SOLE	N/A	86634
ROPER INDS INC 	Common	776696106	8093	136150	SOLE	N/A	136150
SEI INVESTMENTS	Common	784117103	3627	146885	SOLE	N/A	146885
STATE STR CORP	Common	857477103	4886	61852	SOLE	N/A	61852
SUNOCO LOGIST	Common	86764L108	12351	253090	SOLE	N/A	253090
TEPPCO PARTNER	Common	872384102	569	16500	SOLE	N/A	16500
TOTAL SYSTEMS 	Common	891906109	2122	89706	SOLE	N/A	89706
UNITED TECHNOL	Common	913017109	6188	89923	SOLE	N/A	89923
UNIV STAINLESS 	Common	913837100	229	7706	SOLE	N/A	7706
US BANCORP	Common	902973304	393	12150	SOLE	N/A	12150
WACHOVIA CORP	Common	929903102	387	14347	SOLE	N/A	14347
WALGREEN CO	Common	931422109	1300	34125	SOLE	N/A	34125
WILLIAMS PARTN	Common	96950F104	4505	143030	SOLE	N/A	143030


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